Convertible Notes and Note Payable (Details) - Schedule of unamortized debt discount and fair value - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of unamortized debt discount and fair value [Abstract]
Unamortized debt discount	$ 657	$ 1,942
Fair value of conversion feature	3,488	2,380
Accrued interest	$ 1,136	$ 395